Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ (786)	€ (154)	€ (173)
Net interest on the defined benefit liability	(16)	(21)	(28)
Actuarial gains/(losses)	(87)	(277)	(375)
Net expense	(889)	€ (452)	€ (576)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(2)
Net interest on the defined benefit liability	(1)
Net expense	(3)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(48)
Net interest on the defined benefit liability	(16)
Net expense	(64)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(1)
Net interest on the defined benefit liability	(1)
Net expense	(2)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(687)
Net interest on the defined benefit liability	3
Actuarial gains/(losses)	(86)
Net expense	(770)
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(48)
Net interest on the defined benefit liability	(1)
Actuarial gains/(losses)	(1)
Net expense	€ (50)